Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of PIPE pre-funded warrants
The following table summarizes the PIPE pre-funded warrant activity for the period ended June 30, 2026:

	PIPE Pre-funded Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
PIPE pre-funded warrants outstanding at December 31, 2025 (Audited)	1,480,000	$0.00001	0.89
Granted	-	$-	-
Exercised	-	$-	-
Expired or cancelled	-	$-	-
PIPE pre-funded warrants outstanding at June 30, 2026 (Unaudited)	1,480,000	$0.00001	0.39
PIPE pre-funded warrants exercisable at June 30, 2026 (Unaudited)	1,480,000	$0.00001	0.39